ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Business tax, value-added tax and other taxes payable		¥ 4,377,930	¥ 8,556,910
Accrued payroll and welfare		13,748,579	19,379,016
Accrued test monitoring fees		12,235,005	14,183,667
Accrued certificates costs		3,982,958	2,702,086
Royalty fees payable		1,409,520	2,622,744
Income taxes payable		3,676,704	7,488,629
Other current liabilities		14,984,729	13,833,091
Total accrued expenses and other payables	$ 8,778,097	¥ 54,415,425	¥ 68,766,143